Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies [Abstract]
Commitments Disclosure [Text Block]
Commitments and Contingencies
Commitments
Minimum rental commitments under non-cancelable operating leases with an initial or remaining term of more than one year as of December 31, 2011 were as follows (in thousands):

Due in	Operating Leases
2012	$11,835
2013	7,921
2014	8,006
2015	7,137
2016	3,001
Thereafter	645
Total	$38,545
As of December 31, 2011, the total minimum rental payments to be received in the future under non-cancelable subleases were approximately $0.4 million.
Lease expense incurred during the last three years was as follows (in thousands):

	For the twelve months ended December 31,
	2011	2010	2009
Operating lease expense	$14,448	$17,907	$21,360
Sublease income	(441)	(2,103)	(2,812)
Total	$14,007	$15,804	$18,548
Contingencies
Based on the criteria established by the Contingencies topic of the FASC, we have the following loss contingencies for which we accrue in our financial statements:

• Other-than-temporary impairments on investments	Note 3

• Insurance reserves	Note 10

• Legal and regulatory proceedings	Note 13

• Allowances for uncollectible accounts	Note 15

For each item listed above, please refer to the notes referenced for additional discussion.